UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2010
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lone Pine Capital LLC
           --------------------------------------------------
Address:   Two Greenwich Plaza
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-11152
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen F. Mandel, Jr.
           --------------------------------------------------
Title:     Managing Director, Portfolio Manager
           --------------------------------------------------
Phone:     (203) 618-1400
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Stephen F. Mandel, Jr.   Greenwich, Connecticut          5/17/10
       -------------------------    ---------------------------     ---------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        52
                                               -------------

Form 13F Information Table Value Total:        $11,047,877
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                                                         FORM 13F INFORMATION TABLE


        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6  COLUMN 7           COLUMN 8
                                                            SHRS
                           TITLE OF               VALUE     OR PRN     SH/   PUT/  INVESTMENT OTHER          VOTING AUTHORITY
NAME OF ISSUER             CLASS         CUSIP    (x$1000)  AMT        PRN   CALL  DISCRETION MANAGERS    SOLE    SHARED     NONE
--------------------------------------------------------------------------------------------------------------------------------
ACCENTURE PLC IRELAND      SHS CLASS A  G1151C101  481,579  11,479,833  SH         SOLE                 11,479,833
-------------------------- ------------ ......... ......... ........ ..... ..... .......... ........ .............. ....... .......
ACCENTURE PLC IRELAND      SHS CLASS A  G1151C101   41,950   1,000,000  SH   CALL  SOLE                  1,000,000
-------------------------- ------------ ......... ......... ........ ..... ..... .......... ........ .............. ....... .......
ACTIVISION BLIZZARD INC    COM          00507V109  159,508  13,237,180  SH         SOLE                 13,237,180
-------------------------- ------------ ......... ......... ........ ..... ..... .......... ........ .............. ....... .......
AMAZON COM INC             COM          023135106  152,863   1,125,899  SH         SOLE                  1,125,899
-------------------------- ------------ ......... ......... ........ ..... ..... .......... ........ .............. ....... .......
AMERIPRISE FINL INC        COM          03076C106  193,729   4,270,932  SH         SOLE                  4,270,932
-------------------------- ------------ ......... ......... ........ ..... ..... .......... ........ .............. ....... .......
AMPHENOL CORP NEW          CL A         032095101  151,411   3,588,797  SH         SOLE                  3,588,797
-------------------------- ------------ ......... ......... ........ ..... ..... .......... ........ .............. ....... .......
AMPHENOL CORP NEW          CL A         032095101   27,424     650,000  SH   CALL  SOLE                    650,000
-------------------------- ------------ ......... ......... ........ ..... ..... .......... ........ .............. ....... .......
APOLLO GROUP INC           CL A         037604105   16,403     267,626  SH         SOLE                    267,626
-------------------------- ------------ ......... ......... ........ ..... ..... .......... ........ .............. ....... .......
APPLE INC                  COM          037833100  552,155   2,349,597  SH         SOLE                  2,349,597
-------------------------- ------------ ......... ......... ........ ..... ..... .......... ........ .............. ....... .......
AUTODESK INC               COM          052769106  150,511   5,122,913  SH         SOLE                  5,122,913
-------------------------- ------------ ......... ......... ........ ..... ..... .......... ........ .............. ....... .......
BANK OF AMERICA
CORPORATION                COM          060505104  272,695  15,277,033  SH         SOLE                 15,277,033
-------------------------- ------------ ......... ......... ........ ..... ..... .......... ........ .............. ....... .......
BAXTER INTL INC            COM          071813109  368,194   6,326,359  SH         SOLE                  6,326,359
-------------------------- ------------ ......... ......... ........ ..... ..... .......... ........ .............. ....... .......
CITRIX SYS INC             COM          177376100  153,081   3,224,801  SH         SOLE                  3,224,801
-------------------------- ------------ ......... ......... ........ ..... ..... .......... ........ .............. ....... .......
CNINSURE INC               SPONSORED    18976M103   23,633     888,118  SH         SOLE                    888,118
                           ADR
-------------------------- ------------ ......... ......... ........ ..... ..... .......... ........ .............. ....... .......
COCA COLA CO               COM          191216100  184,817   3,360,300  SH         SOLE                  3,360,300
-------------------------- ------------ ......... ......... ........ ..... ..... .......... ........ .............. ....... .......
COGNIZANT TECHNOLOGY
SOLUTIO                    CL A         192446102  555,674  10,899,834  SH         SOLE                 10,899,834
-------------------------- ------------ ......... ......... ........ ..... ..... .......... ........ .............. ....... .......
CVS CAREMARK CORPORATION   COM          126650100  197,795   5,410,152  SH         SOLE                  5,410,152
-------------------------- ------------ ......... ......... ........ ..... ..... .......... ........ .............. ....... .......
DAVITA INC                 COM          23918K108  294,579   4,646,350  SH         SOLE                  4,646,350
-------------------------- ------------ ......... ......... ........ ..... ..... .......... ........ ............... ....... ......
DR PEPPER SNAPPLE GROUP
INC                        COM          26138E109  148,395   4,219,370  SH         SOLE                  4,219,370
-------------------------- ------------ ......... ......... ........ ..... ..... .......... ........ .............. ....... .......
GOODRICH CORP              COM          382388106  227,764   3,229,782  SH         SOLE                  3,229,782
-------------------------- ------------ ......... ......... ........ ..... ..... .......... ........ .............. ....... .......
GREEN MTN COFFEE
ROASTERS IN                COM          393122106  151,167   1,560,518  SH         SOLE                  1,560,518
-------------------------- ------------ ......... ......... ........ ..... ..... .......... ........ .............. ....... .......
HEWLETT PACKARD CO         COM          428236103  260,774   4,906,382  SH         SOLE                  4,906,382
-------------------------- ------------ ......... ......... ........ ..... ..... .......... ........ .............. ....... .......
INVESCO LTD                SHS          G491BT108   11,297     515,600  SH         SOLE                    515,600
-------------------------- ------------ ......... ......... ........ ..... ..... .......... ........ .............. ....... .......
JPMORGAN CHASE & CO        COM          46625H100  797,221  17,814,985  SH         SOLE                 17,814,985
-------------------------- ------------ ......... ......... ........ ..... ..... .......... ........ .............. ....... .......
LAUDER ESTEE COS INC       CL A         518439104  226,959   3,498,677  SH         SOLE                  3,498,677
-------------------------- ------------ ......... ......... ........ ..... ..... .......... ........ .............. ....... .......
LIVE NATION
ENTERTAINMENT IN           COM          538034109  138,987   9,585,320  SH         SOLE                  9,585,320
-------------------------- ------------ ......... ......... ........ ..... ..... .......... ........ .............. ....... .......
LONGTOP FINL
TECHNOLOGIES LT            ADR          54318P108   99,645   3,093,594  SH         SOLE                  3,093,594
-------------------------- ------------ ......... ......... ........ ..... ..... .......... ........ .............. ....... .......
MCDONALDS CORP             COM          580135101  463,891   6,952,805  SH         SOLE                  6,952,805
-------------------------- ------------ ......... ......... ........ ..... ..... .......... ........ .............. ....... .......
MEAD JOHNSON NUTRITION CO  COM          582839106  151,045   2,903,033  SH         SOLE                  2,903,033
-------------------------- ------------ ......... ......... ........ ..... ..... .......... ........ .............. ....... .......
MINDRAY MEDICAL INTL LTD   SPON ADR     602675100   16,920     464,572  SH         SOLE                    464,572
-------------------------- ------------ ......... ......... ........ ..... ..... .......... ........ .............. ....... .......
MONSANTO CO NEW            COM          61166W101  212,830   2,979,981  SH         SOLE                  2,979,981
-------------------------- ------------ ......... ......... ........ ..... ..... .......... ........ .............. ....... .......
NEW ORIENTAL ED & TECH
GRP I                      SPON ADR     647581107  234,257   2,739,527  SH         SOLE                  2,739,527
-------------------------- ------------ ......... ......... ........ ..... ..... .......... ........ .............. ....... .......
O REILLY AUTOMOTIVE INC    COM          686091109   70,310   1,685,691  SH         SOLE                  1,685,691
-------------------------- ------------ ......... ......... ........ ..... ..... .......... ........ .............. ....... .......
PACTIV CORP                COM          695257105  158,723   6,303,553  SH         SOLE                  6,303,553
-------------------------- ------------ ......... ......... ........ ..... ..... .......... ........ .............. ....... .......
PNC FINL SVCS GROUP INC    COM          693475105   74,625   1,250,000  SH         SOLE                  1,250,000
-------------------------- ------------ ......... ......... ........ ..... ..... .......... ........ ............... ....... ......
POLO RALPH LAUREN CORP     CL A         731572103  151,201   1,777,999  SH         SOLE                  1,777,999
-------------------------- ------------ ......... ......... ........ ..... ..... .......... ........ .............. ....... .......
POPULAR INC                COM          733174106   28,418   9,765,472  SH         SOLE                  9,765,472
-------------------------- ------------ ......... ......... ........ ..... ..... .......... ........ .............. ....... .......
QUALCOMM INC               COM          747525103  589,190  14,041,700  SH         SOLE                 14,041,700
-------------------------- ------------ ......... ......... ........ ..... ..... .......... ........ .............. ....... .......
QUALCOMM INC               COM          747525103   34,827     830,000  SH   CALL  SOLE                    830,000
-------------------------- ------------ ......... ......... ........ ..... ..... .......... ........ ............... ....... ......
SALESFORCE COM INC         COM          79466L302  142,227   1,910,367  SH         SOLE                  1,910,367
-------------------------- ------------ ......... ......... ........ ..... ..... .......... ........ .............. ....... .......
SEARS HLDGS CORP           COM          812350106  331,438   3,056,700  SH   PUT   SOLE                  3,056,700
-------------------------- ------------ ......... ......... ........ ..... ..... .......... ........ .............. ....... .......
SPDR GOLD TRUST            GOLD SHS     78463V107  253,145   2,323,500  SH   CALL  SOLE                  2,323,500
-------------------------- ------------ --------- ......... ........ ..... ..... .......... ........ .............. ....... .......
STAPLES INC                COM          855030102   86,567   3,698,272  SH         SOLE                  3,698,272
-------------------------- ------------ --------- ......... ........ ..... ..... .......... ........ .............. ....... .......
STRAYER ED INC             COM          863236105  312,956   1,285,134  SH         SOLE                  1,285,134
-------------------------- ------------ --------- ......... ........ ..... ..... .......... ........ .............. ....... .......
UMPQUA HLDGS CORP          COM          904214103    1,166      87,914  SH         SOLE                     87,914
-------------------------- ------------ --------- ......... ........ ..... ..... .......... ........ .............. ....... .......
UNITED PARCEL SERVICE INC  CL B         911312106  226,915   3,522,978  SH         SOLE                  3,522,978
-------------------------- ------------ --------- ......... ........ ..... ..... .......... ........ .............. ....... .......
UNITED PARCEL SERVICE INC  CL B         911312106   51,528     800,000  SH   CALL  SOLE                    800,000
-------------------------- ------------ --------- ......... ........ ..... ..... .......... ........ .............. ....... .......
VISA INC                   COM CL A     92826C839  331,094   3,637,201  SH         SOLE                  3,637,201
-------------------------- ------------ --------- ......... ........ ..... ..... .......... ........ .............. ....... .......
WALTER ENERGY INC          COM          93317Q105  149,624   1,621,590  SH         SOLE                  1,621,590
-------------------------- ------------ --------- ......... ........ ..... ..... .......... ........ .............. ....... .......
WELLS FARGO & CO NEW       COM          949746101  456,887  14,681,462  SH         SOLE                 14,681,462
-------------------------- ------------ --------- ......... ........ ..... ..... .......... ........ .............. ....... .......
WYNDHAM WORLDWIDE CORP     COM          98310W108    7,472     290,410  SH         SOLE                    290,410
-------------------------- ------------ --------- ......... ........ ..... ..... .......... ........ .............. ....... .......
YUM BRANDS INC             COM          988498101  470,410  12,272,645  SH         SOLE                 12,272,645
-------------------------- ------------ --------- ......... ........ ..... ..... .......... ........ .............. ....... .......